UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Leylegian Investment Management, Inc.
Address:  601 Gateway Boulevard
          Suite 700
          South San Francisco, CA 94080

13F File Number:  28-2288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     George A. Leylegian
Title:    President and C.E.O.
Phone:    650-615-9500
Signature, Place, and Date of Signing:

   George A. Leylegian   So. San Francisco, Calif.   October 4,
1999

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT.

[   ]       13F NOTICE.

[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $166,452


List of Other Included Managers:

 No.  13F File Number     Name

 01
 02
 03

                                                    FORM 13F INFORMATION TABLE

                                                 VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS   CUSIP  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE   SHARED   NONE
----------------------  --------------- ------- -------- -------  --- ---- ------- ---------- ------ -------- ------

AFLAC                   COM           001055102   4900   117025   SH       SOLE               117025
AMERICAN HOME PRODUCTS  COM           026609107   3247    78250   SH       SOLE                78250
BP AMOCO ADS            COM           055622104   4392    39632   SH       SOLE                39632
BMC SOFTWARE            COM           055921100   4006    55975   SH       SOLE                55975
BAKER HUGHES            COM           057224107   4427   152650   SH       SOLE               152650
BORDERS GROUP           COM           099709107   5928   403600   SH       SOLE               403600
BRISTOL-MYERS SQUIBB    COM           110122108   4843    71750   SH       SOLE                71750
CBS                     COM           12490K107   2041    44125   SH       SOLE                44125
CABLETRON SYSTEMS       COM           126920107   4295   273800   SH       SOLE               273800
CHEVRON                 COM           166751107   3941    44400   SH       SOLE                44400
COLGATE-PALMOLIVE       COM           194162103   7142   156100   SH       SOLE               156100
DIAMOND OFFSHORE DR     COM           25271C102   4765   142775   SH       SOLE               142775
FEDERAL HOME LOAN MORTG COM           313400301   2292    44075   SH       SOLE                44075
FIRST DATA              COM           319963104   3925    89467   SH       SOLE                89467
FRANKLIN RESOURCES      COM           354613101   2458    80425   SH       SOLE                80425
GENERAL ELECTRIC        COM           369604103   4477    37760   SH       SOLE                37760
GROUPO TELEVISA         COM           40049J206   2534    63450   SH       SOLE                63450
GRUPO ELECTRA           COM           40050A102   3540   735600   SH       SOLE               735600
HEWLETT-PACKARD         COM           428236103   4324    47650   SH       SOLE                47650
HOME DEPOT              COM           437076102   2354    34300   SH       SOLE                34300
ILLINOIS TOOL WORKS     COM           452308109   7156    95975   SH       SOLE                95975
INPUT/OUTPUT            COM           457652105   2854   430800   SH       SOLE               430800
JOHNSON & JOHNSON       COM           478160104   4116    44800   SH       SOLE                44800
MBIA                    COM           55262C100   4389    94125   SH       SOLE                94125
MERCK                   COM           589331107   6292    97075   SH       SOLE                97075
MOTOROLA                COM           620076109   4446    50525   SH       SOLE                50525
NATIONAL SEMICONDUCTOR  COM           637640103   3603   117900   SH       SOLE               117900
NETWORK EQUIPMENT TECH  COM           641208103   3899   424350   SH       SOLE               424350
NEWBRIDGE NETWORKS      COM           650901101   6121   234850   SH       SOLE               234850
NOVELL                  COM           670006105   1856    89700   SH       SOLE                89700
PETROLEUM GEO SERVICES  COM           716597109   4569   239700   SH       SOLE               239700
PFIZER                  COM           717081103   6789   189250   SH       SOLE               189250
R&B FALCON              COM           74912E101   3393   258500   SH       SOLE               258500
SCHERING-PLOUGH         COM           806605101   3390    77700   SH       SOLE                77700
STERLING COMMERCE       COM           859205106   5662   305000   SH       SOLE               305000
SYSTEM SOFTWARE ASSOC   COM           871839106    386   205875   SH       SOLE               205875

TELEFONICA DE ARGENTINA COM           879378206   3549   134550   SH       SOLE               134550
TRIBUNE                 COM           896047107   4190    84225   SH       SOLE                84225
UNUMPROVIDENT           COM           91529Y106   4123   140050   SH       SOLE               140050
PANAMERICAN BEVERAGES   COM           P74823108   5838   352500   SH       SOLE               352500